COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Minimum [Member]
Loss Contingencies [Line Items]
Capital expenditures incurred	$ 1.6	$ 1.2